Financial assets at fair value through profit or loss (Details) - Schedule of financial assets at fair value through profit or loss	Dec. 31, 2022 USD ($)
Current items:
Financial assets mandatorily measured at fair value through profit or loss
Investment in a rent-a-captive company	$ 1,073,229